Document and Entity Information	Dec. 31, 2019
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2019
Registrant Name	ALLIANZ FUNDS
Entity Central Index Key	0000867297
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 31, 2019
Document Effective Date	Dec. 31, 2019
Prospectus Date	Aug. 28, 2019
AllianzGI Emerging Markets Opportunities Fund | Class T
Prospectus:
Trading Symbol	AOTTX
AllianzGI Emerging Markets Opportunities Fund | R6
Prospectus:
Trading Symbol	AEMOX
AllianzGI Emerging Markets Opportunities Fund | P
Prospectus:
Trading Symbol	AEMPX
AllianzGI Emerging Markets Opportunities Fund | Institutional
Prospectus:
Trading Symbol	AOTIX
AllianzGI Emerging Markets Opportunities Fund | C
Prospectus:
Trading Symbol	AOTCX
AllianzGI Emerging Markets Opportunities Fund | A
Prospectus:
Trading Symbol	AOTAX
AllianzGI Focused Growth Fund | Class T
Prospectus:
Trading Symbol	AFGTX
AllianzGI Focused Growth Fund | R6
Prospectus:
Trading Symbol	AFGFX
AllianzGI Focused Growth Fund | P
Prospectus:
Trading Symbol	AOGPX
AllianzGI Focused Growth Fund | R
Prospectus:
Trading Symbol	PPGRX
AllianzGI Focused Growth Fund | Institutional
Prospectus:
Trading Symbol	PGFIX
AllianzGI Focused Growth Fund | C
Prospectus:
Trading Symbol	PGWCX
AllianzGI Focused Growth Fund | Administrative
Prospectus:
Trading Symbol	PGFAX
AllianzGI Focused Growth Fund | A
Prospectus:
Trading Symbol	PGWAX
AllianzGI Global Natural Resources Fund | P
Prospectus:
Trading Symbol	APGPX
AllianzGI Global Natural Resources Fund | C
Prospectus:
Trading Symbol	ARMCX
AllianzGI Global Natural Resources Fund | A
Prospectus:
Trading Symbol	ARMAX
AllianzGI Global Natural Resources Fund | Institutional
Prospectus:
Trading Symbol	RGLIX
AllianzGI Global Small-Cap Fund | Class T
Prospectus:
Trading Symbol	AGSTX
AllianzGI Global Small-Cap Fund | P
Prospectus:
Trading Symbol	ARSPX
AllianzGI Global Small-Cap Fund | Institutional
Prospectus:
Trading Symbol	DGSCX
AllianzGI Global Small-Cap Fund | C
Prospectus:
Trading Symbol	RGSCX
AllianzGI Global Small-Cap Fund | A
Prospectus:
Trading Symbol	RGSAX
AllianzGI Income & Growth Fund | Class T
Prospectus:
Trading Symbol	AZNTX
AllianzGI Income & Growth Fund | R
Prospectus:
Trading Symbol	AIGRX
AllianzGI Income & Growth Fund | P
Prospectus:
Trading Symbol	AIGPX
AllianzGI Income & Growth Fund | Institutional Class
Prospectus:
Trading Symbol	AZNIX
AllianzGI Income & Growth Fund | Class C
Prospectus:
Trading Symbol	AZNCX
AllianzGI Income & Growth Fund | Class A
Prospectus:
Trading Symbol	AZNAX
AllianzGI Mid-Cap Fund | Class T
Prospectus:
Trading Symbol	AMDTX
AllianzGI Mid-Cap Fund | Class P
Prospectus:
Trading Symbol	ARMPX
AllianzGI Mid-Cap Fund | R
Prospectus:
Trading Symbol	PRMRX
AllianzGI Mid-Cap Fund | Institutional
Prospectus:
Trading Symbol	DRMCX
AllianzGI Mid-Cap Fund | C
Prospectus:
Trading Symbol	RMDCX
AllianzGI Mid-Cap Fund | Administrative
Prospectus:
Trading Symbol	DRMAX
AllianzGI Mid-Cap Fund | A
Prospectus:
Trading Symbol	RMDAX
AllianzGI NFJ Dividend Value Fund | Class T
Prospectus:
Trading Symbol	ADJTX
AllianzGI NFJ Dividend Value Fund | R6
Prospectus:
Trading Symbol	ANDVX
AllianzGI NFJ Dividend Value Fund | P
Prospectus:
Trading Symbol	ADJPX
AllianzGI NFJ Dividend Value Fund | R
Prospectus:
Trading Symbol	PNERX
AllianzGI NFJ Dividend Value Fund | Institutional
Prospectus:
Trading Symbol	NFJEX
AllianzGI NFJ Dividend Value Fund | C
Prospectus:
Trading Symbol	PNECX
AllianzGI NFJ Dividend Value Fund | A
Prospectus:
Trading Symbol	PNEAX
AllianzGI NFJ Dividend Value Fund | Administrative
Prospectus:
Trading Symbol	ANDAX
AllianzGI NFJ International Value Fund | Class T
Prospectus:
Trading Symbol	ANJTX
AllianzGI NFJ International Value Fund | R6
Prospectus:
Trading Symbol	ANAVX
AllianzGI NFJ International Value Fund | R
Prospectus:
Trading Symbol	ANJRX
AllianzGI NFJ International Value Fund | Administrative
Prospectus:
Trading Symbol	AIVAX
AllianzGI NFJ International Value Fund | P
Prospectus:
Trading Symbol	AFVPX
AllianzGI NFJ International Value Fund | Institutional
Prospectus:
Trading Symbol	ANJIX
AllianzGI NFJ International Value Fund | C
Prospectus:
Trading Symbol	AFJCX
AllianzGI NFJ International Value Fund | A
Prospectus:
Trading Symbol	AFJAX
AllianzGI NFJ Large-Cap Value Fund | P
Prospectus:
Trading Symbol	ALCPX
AllianzGI NFJ Large-Cap Value Fund | Administrative
Prospectus:
Trading Symbol	ALNFX
AllianzGI NFJ Large-Cap Value Fund | Institutional
Prospectus:
Trading Symbol	ANVIX
AllianzGI NFJ Large-Cap Value Fund | C
Prospectus:
Trading Symbol	PNBCX
AllianzGI NFJ Large-Cap Value Fund | A
Prospectus:
Trading Symbol	PNBAX
AllianzGI NFJ Large-Cap Value Fund | R
Prospectus:
Trading Symbol	ANLRX
AllianzGI NFJ Mid-Cap Value Fund | Institutional
Prospectus:
Trading Symbol	PRNIX
AllianzGI NFJ Mid-Cap Value Fund | C
Prospectus:
Trading Symbol	PQNCX
AllianzGI NFJ Mid-Cap Value Fund | Administrative
Prospectus:
Trading Symbol	PRAAX
AllianzGI NFJ Mid-Cap Value Fund | A
Prospectus:
Trading Symbol	PQNAX
AllianzGI NFJ Mid-Cap Value Fund | Class R6
Prospectus:
Trading Symbol	ANPRX
AllianzGI NFJ Mid-Cap Value Fund | Class T
Prospectus:
Trading Symbol	ANRTX
AllianzGI NFJ Mid-Cap Value Fund | P
Prospectus:
Trading Symbol	ANRPX
AllianzGI NFJ Mid-Cap Value Fund | R
Prospectus:
Trading Symbol	PRNRX
AllianzGI NFJ Small-Cap Value Fund | Class T
Prospectus:
Trading Symbol	AVATX
AllianzGI NFJ Small-Cap Value Fund | R6
Prospectus:
Trading Symbol	ANFVX
AllianzGI NFJ Small-Cap Value Fund | P
Prospectus:
Trading Symbol	ASVPX
AllianzGI NFJ Small-Cap Value Fund | R
Prospectus:
Trading Symbol	PNVRX
AllianzGI NFJ Small-Cap Value Fund | Institutional
Prospectus:
Trading Symbol	PSVIX
AllianzGI NFJ Small-Cap Value Fund | C
Prospectus:
Trading Symbol	PCVCX
AllianzGI NFJ Small-Cap Value Fund | Administrative
Prospectus:
Trading Symbol	PVADX
AllianzGI NFJ Small-Cap Value Fund | A
Prospectus:
Trading Symbol	PCVAX
AllianzGI Small-Cap Fund | R6
Prospectus:
Trading Symbol	ASCFX
AllianzGI Small-Cap Fund | Class P
Prospectus:
Trading Symbol	AZBPX
AllianzGI Small-Cap Fund | Institutional Class
Prospectus:
Trading Symbol	AZBIX
AllianzGI Small-Cap Fund | Class C
Prospectus:
Trading Symbol	AZBCX
AllianzGI Small-Cap Fund | Class A
Prospectus:
Trading Symbol	AZBAX
AllianzGI Technology Fund | Class T
Prospectus:
Trading Symbol	ATETX
AllianzGI Technology Fund | P
Prospectus:
Trading Symbol	ARTPX
AllianzGI Technology Fund | Institutional
Prospectus:
Trading Symbol	DRGTX
AllianzGI Technology Fund | C
Prospectus:
Trading Symbol	RCGTX
AllianzGI Technology Fund | Administrative
Prospectus:
Trading Symbol	DGTAX
AllianzGI Technology Fund | A
Prospectus:
Trading Symbol	RAGTX